Share-Based Compensation and Share-Based Payment Reserve (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Classes of employee benefits expense [abstract]
Summary of Changes in Stock Options

A summary of changes in stock options for the years ended July 31, 2020, 2019 and 2018 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2017	20,274	$72
Granted (i)	20,552	45
Cancelled	(583)	(90)
Expired (ii)	(8,833)	(69)
Balance, July 31, 2018	31,410	$(246)
Expired (iii)	(2,167)	(111)
Cancelled	(6,000)	(54)
Balance, July 31, 2019	23,243	$(249)
Granted (iv)	166	62
Expired	(3,440)	(48)
Balance, July 31, 2020	19,969	49

i.	During the year ended July 31, 2018, the Company issued a total of 20,552 options, as follows:

	a.	On May 1, 2018, the Company issued 8,385 stock options to two consultants of which 25% vested immediately, and 25% vest every 90 days thereafter.

The fair value of the 6,667 stock options was $126,579. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 99.64%; dividend yield - 0%; risk free rate - 1.88%.

The fair value of the 1,667 stock options was $30,165. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $60.00; expected life - 45 months; annualized volatility - 99.22%; dividend yield - 0%; risk free rate - 1.88%.

The fair value of the 52 stock options was $988. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $42.00; expected life - 36 months; annualized volatility - 99.64%; dividend yield - 0%; risk free rate - 1.88%.

	b.	On March 1, 2018, the Company issued 11,333 stock options to directors, officers, employees and consultants of the Company, which vested immediately. The fair value of the stock options was $239,119. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $30.00; exercise price - $45.00; expected life - 36 months; annualized volatility - 101.08%; dividend yield - 0%; risk free rate - 1.99%.

	c.	On July 1, 2018, the Company issued 833 stock options to a consultant of the Company, which vest in in four grants of 208 options each three months. The fair value of the stock options was $18,916. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $45.00; exercise price - $51.00; expected life - 5 years; annualized volatility - 99.74%; dividend yield - 0%; risk free rate - 2.04%.

ii.	During the year ended July 31, 2018, 8,333 options with a fair value of $357,842 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended July 31, 2019, 6,000 options were cancelled and 2,167 options expired, with a total fair value of $88,754 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	On September 9, 2019, the Company issued a total of 166 stock options to a consultant, which vested immediately and expire on September 9, 2024. The fair value of the stock options was $17,794. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $16.50; exercise price - $21; expected life - 5 years; annualized volatility - 88%; dividend yield - 0%; risk free rate – 1.4%

Schedule of Options Outstanding and Exercisable
c)	As of January 31, 2021, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At January 31, 2021	Expiry Date
667	$77	667	November 4, 2025
8,000	$45	8,000	Mar 1, 2021
1,667	$60	1,667	March 10, 2022
6,719	$42	6,719	May 1, 2021
833	$42	833	July 1, 2023
166	$21	166	September 9, 2024
18,082		18,052

vii.	As at July 31, 2020, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At July 31,2020	Expiry Date
667	$77	667	November 4, 2025
1,917	$77	1,917	November 4, 2020
8,000	$45	8,000	Mar 1, 2021
1,667	$60	1,667	March 10, 2022
6,719	$42	6,719	May 1, 2021
833	$42	833	July 1, 2023
166	$21	166	September 9, 2024
19,969		19,969